Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash Flows from Operating Activities:
Net (loss) earnings	$ (424.3)	$ 92.0	$ 101.1
Adjustments to reconcile of net (loss) earnings to net cash provided by operating activities:
Depreciation and amortization	58.7	55.4	50.6
Impairment of goodwill and other intangible assets	566.5	19.4	0
Stock-based compensation expense	1.7	1.9	1.4
Equity in earnings of partnership	(4.2)	(2.2)	0
Distributions from partnership	2.0	0	0
Deferred income taxes	(69.0)	(11.1)	(16.1)
Other changes in current assets and liabilities, net
Decrease (increase) in receivables	55.6	14.8	(4.6)
Increase in receivable from Ralcorp	(41.3)	0	0
Change in due to/from Kraft Foods Inc.	0	(13.6)	62.7
Decrease (increase) in inventories	3.7	14.4	(3.6)
(Increase) decrease in prepaid expenses and other current assets	(1.8)	(1.7)	0.7
(Decrease) increase in accounts payable and other current liabilities	(7.6)	(43.1)	20.3
Other, net	3.8	9.4	8.6
Net Cash Provided by Operating Activities	143.8	135.6	221.1
Cash Flows from Investing Activities:
Additions to property and intangible assets	(14.9)	(24.3)	(36.7)
Net Cash Used by Investing Activities	(14.9)	(24.3)	(36.7)
Cash Flows from Financing Activities:
Change in net investment of Ralcorp	(192.3)	(112.4)	116.7
Changes in intercompany debt	60.2	0	(300.0)
Net Cash Used by Financing Activities	(132.1)	(112.4)	(183.3)
Effect of Exchange Rate Changes on Cash	0.1	0.2	1.4
Net (Decrease) Increase in Cash and Cash Equivalents	(3.1)	(0.9)	2.5
Cash and Cash Equivalents, Beginning of Year	4.8	5.7	3.2
Cash and Cash Equivalents, End of Year	$ 1.7	$ 4.8	$ 5.7